Significant Accounting Policies and Basis of Preparation (Details)	12 Months Ended
Dec. 31, 2018
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Amortization rate	20%
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Amortization rate	33%
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Amortization rate	50%
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Amortization rate	33%
Leasehold improvement
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Amortization rate	over term of lease
Production tooling and molds
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Amortization rate	per unit produced